Expenses (Tables)	12 Months Ended
Jun. 30, 2018
Expenses Abstract
Schedule of expenses

	30 June 2018 AUD$	30 June 2017 AUD$	30 June 2016 AUD$

Expenses
a) Consulting, Employee and Director Expenses
Consulting expenses	—	—	46,775
Wages and salaries expenses	885,197	905,819	956,737
Superannuation and other employee related expenses	153,795	39,664	32,537
Director expenses	285,331	221,373	197,713
Share- based payments	59,975	522,665	1,606,275
Total Consulting, Employee and Director Expenses	1,384,298	1,689,521	2,840,037

b) Corporate Administrative Costs
Audit and accounting fees	222,973	146,007	62,825
Insurances	277,888	150,502	100,609
Foreign exchange (gain) / losses	(258,767)	238,985	217,904
Corporate administration costs	1,094,422	846,315	939,232
Total Corporate Administrative Costs	1,336,516	1,381,809	1,320,570